Retirement Benefit Schemes (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Defined Benefit Plans [Abstract]
Schedule of Defined Benefit Amounts Recognised in Balance Sheets

The amounts recognised in the balance sheet are determined as follows:

	Pension schemes		Healthcare schemes		Total

	2017 £m	2016 £m	2017 £m	2016 £m	2017 £m	2016 £m

Present value of funded scheme liabilities	(11,542)	(7,139)	(326)	(16)	(11,868)	(7,155)

Fair value of funded scheme assets	12,157	7,264	193	14	12,350	7,278

	615	125	(133)	(2)	482	123

Unrecognised funded scheme surpluses	(23)	(18)	–	–	(23)	(18)

	592	107	(133)	(2)	459	105

Present value of unfunded scheme liabilities	(535)	(371)	(622)	(105)	(1,157)	(476)

	57	(264)	(755)	(107)	(698)	(371)

The above net liability is recognised in the balance sheet as follows:

– retirement benefit scheme liabilities	(1,065)	(719)	(756)	(107)	(1,821)	(826)

– retirement benefit scheme assets	1,122	455	1	–	1,123	455

	57	(264)	(755)	(107)	(698)	(371)

The net liabilities of funded pension schemes by territory are as follows:

	Liabilities		Assets		Total

	2017 £m	2016 £m	2017 £m	2016 £m	2017 £m	2016 £m

– US	(5,022)	–	4,640	–	(382)	–

– UK	(3,133)	(3,529)	4,119	3,853	986	324

– Germany	(998)	(1,020)	945	872	(53)	(148)

– Canada	(782)	(796)	779	806	(3)	10

– Netherlands	(769)	(737)	819	777	50	40

– Switzerland	(330)	(370)	285	293	(45)	(77)

– Rest of Group	(508)	(687)	570	663	62	(24)

Funded schemes	(11,542)	(7,139)	12,157	7,264	615	125

The movements in funded scheme assets are as follows:

	Pension schemes		Healthcare schemes		Total

	2017 £m	2016 £m	2017 £m	2016 £m	2017 £m	2016 £m

Fair value of scheme assets at 1 January	7,264	6,076	14	10	7,278	6,086

Differences on exchange	(170)	541	(7)	5	(177)	546

Settlements	(1)	(33)	-	–	(1)	(33)

Interest on scheme assets	277	238	4	1	281	239

Company contributions	232	181	22	–	254	181

Contributions by scheme members	4	5	–	–	4	5

Benefits paid	(509)	(360)	(25)	(1)	(534)	(361)

Acquisition of subsidiaries	4,574	–	180	–	4,754	–

Actuarial gains/(losses)	486	616	5	(1)	491	615

Fair value of scheme assets at 31 December	12,157	7,264	193	14	12,350	7,278

	Pension schemes		Healthcare schemes		Total

	2017 £m	2016 £m	2017 £m	2016 £m	2017 £m	2016 £m

Equities ‒ listed	2,444	1,697	6	5	2,450	1,702

Equities ‒ unlisted	1,337	630	71	–	1,408	630

Bonds ‒ listed	5,272	3,948	14	4	5,286	3,952

Bonds ‒ unlisted	1,346	109	84	–	1,430	109

Other assets ‒ listed	682	403	9	–	691	403

Other assets ‒ unlisted	1,076	477	9	5	1,085	482

Fair value of scheme assets at 31 December	12,157	7,264	193	14	12,350	7,278

Schedule of Defined Benefit Amounts Recognised in Income Statement

The amounts recognised in the income statement are as follows:

	Pension schemes		Healthcare schemes		Total

	2017 £m	2016 £m	2017 £m	2016 £m	2017 £m	2016 £m

Defined benefit schemes

Service cost

– current service cost	104	85	–	1	104	86

– past service cost/(credit)	11	(43)	–	(1)	11	(44)

Net interest on the net defined benefit liability

– interest on scheme liabilities	291	229	19	6	310	235

– interest on scheme assets	(276)	(230)	(4)	(1)	(280)	(231)

– interest on unrecognised funded scheme surpluses	2	2	–	–	2	2

	132	43	15	5	147	48

Defined contribution schemes	68	53	–	–	68	53

Total amount recognised in the income statement (note 3(a))	200	96	15	5	215	101

The movements in scheme liabilities are as follows:

	Pension schemes		Healthcare schemes		Total

	2017 £m	2016 £m	2017 £m	2016 £m	2017 £m	2016 £m

Present value at 1 January	7,510	6,220	120	100	7,630	6,320

Differences on exchange	(199)	574	(35)	22	(234)	597

Current service cost	105	88	2	1	107	89

Past service cost/(credit)	4	(44)	–	–	4	(44)

Settlements	7	(33)	–	(1)	7	(34)

Interest on scheme liabilities	292	238	19	6	311	244

Contributions by scheme members	3	4	–	–	3	4

Benefits paid	(523)	(381)	(31)	(8)	(554)	(389)

Acquisition of subsidiaries	5,211	–	882	–	6,093	–

Actuarial (gains)/losses

– arising from changes in demographic assumptions	(418)	(7)	(8)	–	(426)	(7)

– arising from changes in financial assumptions	92	911	9	1	101	912

Experience gains	(7)	(61)	(10)	(1)	(17)	(62)

Present value at 31 December	12,077	7,510	948	120	13,025	7,630

Scheme liabilities by scheme membership:

	Pension schemes		Healthcare schemes		Total

	2017 £m	2016 £m	2017 £m	2016 £m	2017 £m	2016 £m

Active members	1,928	1,358	69	22	1,997	1,380

Deferred members	1,394	1,306	3	2	1,397	1,308

Retired members	8,755	4,846	876	96	9,631	4,942

Present value at 31 December	12,077	7,510	948	120	13,025	7,630

Disclosure - Retirement Benefit Schemes - Summary of Movements in the Unrecognised Scheme Surpluses Recognised in Other Comprehensive Income

The movements in the unrecognised scheme surpluses, recognised in other comprehensive income, are as follows:

	Pension schemes			Healthcare schemes			Total

	2017 £m	2016 £m	2015 £m	2017 £m	2016 £m	2015 £m	2017 £m	2016 £m	2015 £m

Unrecognised funded scheme surpluses at 1 January	(18)	(11)	(13)	–	–	–	(18)	(11)	(13)

Differences on exchange	3	(4)	3	–	–	–	3	(4)	3

Interest on unrecognised funded scheme surpluses	(2)	(2)	(1)	–	–	–	(2)	(2)	(1)

Movement in year (note 19)	(6)	(1)	–	–	–	–	(6)	(1)	–

Unrecognised funded scheme surpluses at 31 December	(23)	(18)	(11)	–	–	–	(23)	(18)	(11)

Disclosure - Retirement Benefit Schemes - Summary of Actuarial Assumptions Rate for Valuations Plans

The principal actuarial assumptions (weighted to reflect individual scheme differences) used in the following principal countries are shown below. In both years, discount rates are determined by reference to normal yields on high quality corporate bonds at the balance sheet date. For countries where there is not a deep market in such corporate bonds, the yield on government bonds is used.

	2017						2016

	USA	UK	Germany	Canada	Netherlands	Switzerland	USA	UK	Germany	Canada	Netherlands	Switzerland

Rate of increase in salaries (%)	3.9	3.2	2.5	3.0	2.0	1.3	–	3.3	2.5	3.0	2.0	1.3

Rate of increase in pensions in payment (%)	2.5	3.2	1.8	Nil	1.2	Nil	–	3.3	1.8	Nil	1.1	Nil

Rate of increase in deferred pensions (%)	–	2.2	1.8	Nil	1.2	–	–	2.5	Nil	Nil	1.1	–

Discount rate (%)	3.7	2.5	1.9	3.3	2.0	0.6	–	2.6	1.7	3.7	1.9	0.6

General inflation (%)	2.5	3.2	1.8	2.0	2.0	1.0	–	3.3	1.8	2.0	2.0	1.0

	2017						2016

	USA	UK	Germany	Canada	Netherlands	Switzerland	USA	UK	Germany	Canada	Netherlands	Switzerland

Weighted average duration of liabilities (years)	11.3	16.9	13.7	11.0	17.8	13.5	–	18.2	14.0	11.2	18.3	13.4

12 Retirement benefit schemes continued

Mortality assumptions are subject to regular review. The principal schemes used the following tables:

US UK	2017: 2016: 2017: 2016:

RP-2017 mortality tables without collar or amounts adjusted projected with MP-2017 generational projection

Not applicable

S2PA (YOB) with the CMI (2016) improvement model with a 1.25% longterm improvement rate

91.5% S1NA (year of birth) table with the Continuous Mortality Investigation (2013) model with a 1.75% long-term improvement rate

Germany		Heubeck tables 2005G (both years)
Canada		CPM-2014 Private Table (both years)
Netherlands		AG Prognosetafel 2016 (both years)
Switzerland	2017:	LPP/BVG 2015 base table with CMI projection factors for mortality improvements with a 1.5% long-term improvement rate
	2016:	LPP/BVG 2015 Generational

Based on the above, the weighted average life expectancy, in years, for mortality tables used to determine benefit obligations is as follows:

	US		UK		Germany		Canada		Netherlands		Switzerland

	Male	Female	Male	Female	Male	Female	Male	Female	Male	Female	Male	Female

31 December 2016

Member age 65 (current life expectancy)	–	–	23.8	26.4	19.1	23.2	21.3	23.7	20.6	24.7	22.3	24.4

Member age 45 (life expectancy at age 65)	–	–	26.5	29.2	21.8	25.7	22.4	24.7	23.1	26.9	24.2	26.3

31 December 2017

Member age 65 (current life expectancy)	20.7	22.7	22.7	24.2	19.3	23.3	21.4	23.8	20.8	24.8	21.7	23.7

Member age 45 (life expectancy at age 65)	22.3	24.2	24.3	25.5	21.9	25.8	22.5	24.8	23.3	27.0	23.5	25.5

Valuation of retirement benefit schemes involves judgements about uncertain future events. Sensitivities in respect of the key assumptions used to measure the principal pension schemes as at 31 December 2017 are set out below. These sensitivities show the hypothetical impact of a change in each of the listed assumptions in isolation, with the exception of the sensitivity to inflation which incorporates the impact of certain correlating assumptions such as salary increases. While each of these sensitivities holds all other assumptions constant, in practice such assumptions rarely change in isolation, while asset values also change, and the impacts may offset to some extent.

	1 year increase £m	1 year decrease £m	0.25 percentage point increase £m	0.25 percentage point decrease £m

Average life expectancy – increase/(decrease) of scheme liabilities	373	(373)

Rate of inflation – increase/(decrease) of scheme liabilities			191	(179)

Discount rate – (decrease)/increase of scheme liabilities			(363)	384